Other non financial assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Other non financial assets
Fair value adjustment - financial assets		₨ 30,697	₨ 13,168
Restricted asset		224,217	103,771
Total		254,914	116,939
Non-current	$ 3,686	254,914	116,939
Mandatory pre-deposit for tax appeal proceedings		189,267	69,063
Refund claim application with service tax authorities		8,468	8,468
Tax payments related to investigations		25,000	25,000
Amount paid under protest to Goods and Services Tax		₨ 1,483	₨ 0